UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

                  /s/ Michael E. Leonetti    Buffalo Grove, IL        07/31/02
                  -----------------------    -----------------        --------
                  [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[   ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                0
                                                    ---------------

Form 13F Information Table Entry Total:                          51
                                                    ---------------

Form 13F Information Table Value Total:             $       157,047
                                                    ---------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                     LEONETTI & ASSOCIATES, INC.
                                                              FORM 13F
                                                              30-Jun-02

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
ALCOA Inc                     COM       013817101       $6,537      197,200     SH        Sole                  23,300       173,900
AOL Time Warner               COM       00184A105       $2,465      167,590     SH        Sole                  21,000       146,590
Activision Inc.               COM       004930202       $2,915      100,300     SH        Sole                  15,000        85,300
American Standard             COM       029712106         $901       12,000     SH        Sole                  12,000
Apple Computer Inc            COM       037833100       $1,790      101,000     SH        Sole                   7,000        94,000
BB & T Corp Com               COM       054937107       $4,489      116,300     SH        Sole                  26,000        90,300
BJ Services Co                COM       055482103         $876       25,850     SH        Sole                   2,500        23,350
Bank Of America Corp          COM       060505104         $211        3,000     SH        Sole                   3,000
Boeing Co                     COM       097023105       $2,660       59,100     SH        Sole                  15,000        44,100
Burlington Northern Santa Fe  COM       12189T104       $3,282      109,400     SH        Sole                  15,000        94,400
Caterpillar Inc               COM       149123101       $2,310       47,200     SH        Sole                   3,000        44,200
Charter One Financial Inc     COM       160903100       $3,686      107,215     SH        Sole                  15,500        91,715
ChevronTexaco Corp            COM       166764100       $4,991       56,400     SH        Sole                   9,750        46,650
Citigroup Inc                 COM       172967101       $6,455      166,576     SH        Sole                  13,333       153,243
Conagra Foods Inc             COM       205887102       $4,443      160,700     SH        Sole                  18,500       142,200
Consolidated Edison           COM       209115104       $1,227       29,400     SH        Sole                  15,000        14,400
Dean Foods Co                 COM       242370104       $8,415      225,600     SH        Sole                  25,000       200,600
Deere & Co                    COM       244199105       $3,238       67,600     SH        Sole                  15,000        52,600
Exelon Corp                   COM       30161N101       $3,666       70,100     SH        Sole                                70,100
Exxon Mobil Corp              COM       30231G102       $3,339       81,600     SH        Sole                  10,000        71,600
FPL Group Inc                 COM       302571104       $5,681       94,700     SH        Sole                   3,500        91,200
FirstEnergy Corp              COM       337932107       $1,462       43,800     SH        Sole                                43,800
Fleming Cos Inc               COM       339130106         $218       12,000     SH        Sole                  12,000
General Electric Co           COM       369604103       $8,623      296,824     SH        Sole                  16,000       280,824
Goodrich Corp                 COM       382388106         $328       12,000     SH        Sole                  12,000
Humana Inc                    COM       444859102       $1,236       79,100     SH        Sole                  30,000        49,100
ITT Industries Inc            COM       450911102         $530        7,500     SH        Sole                   7,500
International Paper Co        COM       460146103       $2,305       52,900     SH        Sole                                52,900
Johnson & Johnson             COM       478160104       $6,459      123,600     SH        Sole                  15,000       108,600
Lear Corp                     COM       521865105         $740       16,000     SH        Sole                  16,000
Lincare Holdings Inc          COM       532791100       $1,089       33,700     SH        Sole                   4,000        29,700
Pepsi Bottling Group          COM       713409100         $246        8,000     SH        Sole                   8,000
Procter & Gamble Co           COM       742718109       $8,166       91,450     SH        Sole                                91,450
Prudential Financial Inc Com  COM       744320102       $3,399      101,900     SH        Sole                   6,000        95,900
Sara Lee Corp                 COM       803111103       $3,437      166,500     SH        Sole                  20,000       146,500
Schlumberger Ltd              COM       806857108       $2,272       48,850     SH        Sole                   6,750        42,100
Sears Roebuck & Co            COM       812387108         $869       16,000     SH        Sole                  16,000
Shaw Group Inc                COM       820280105         $307       10,000     SH        Sole                  10,000
Southern Co                   COM       842587107       $1,480       54,000     SH        Sole                   5,000        49,000
Sunrise Assist Living         COM       86768K106       $2,321       86,600     SH        Sole                  21,000        65,600
Sysco Corp                    COM       871829107       $2,031       74,600     SH        Sole                                74,600
TRW Inc                       COM       872649108         $228        4,000     SH        Sole                   4,000
Transocean Inc                COM       G90078109       $1,480       47,500     SH        Sole                                47,500
Tribune Co                    COM       896047107       $7,396      170,020     SH        Sole                  26,000       144,020
Union Pacific Corp            COM       907818108       $6,385      100,900     SH        Sole                   2,000        98,900
Verizon Communications        COM       92343V104       $9,255      230,500     SH        Sole                  22,000       208,500
Wal-Mart                      COM       931142103       $2,673       48,600     SH        Sole                   5,000        43,600
Wells Fargo & Co              COM       949746101       $4,897       97,820     SH        Sole                                97,820
Willis Group Hldgs Ltd Shs    COM       G96655108         $230        7,000     SH        Sole                   7,000
Wisconsin Energy Corp         COM       976657106         $505       20,000     SH        Sole                                20,000
York International Corp       COM       986670107       $2,903       85,900     SH        Sole                  16,000        69,900
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                 51     DATA RECORDS    $157,047